Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Stock Option Activity and Related Information

	Year ended December 31
	2021		2020
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	961,954	$0.94	89,178	$10.41
Granted	2,116,120	1.99	917,490	0.56
Exercised	(11,938)	0.56	—	—
Forfeited	(44,464)	8.74	(44,714)	12.06

Outstanding, end of year	3,021,672	$1.56	961,954	$0.94

Exercisable, end of year	748,438	$1.29	44,464	$8.74

Summary of Fair Value and Weighted Average Assumptions of the Options Granted
The fair value and weighted average assumptions of the options granted during the year were as follows:

	Year ended December 31
	2021	2020
Average fair value of options granted (per option)	$1.11	$0.29
Expected volatility	86.9%	83.6%
Expected life of options (years)	3.4	3.25
Expected forfeiture rate	0.5%	0.6%

Summary of Share-Based Compensation
Share-based compensation consisted of the following:

	Year ended December 31
	2021	2020
RSU grants	$1.1	$2.0
PSU grants	4.3	0.1
Options	1.2	0.1
NTIP	2.5	—
DSU plan	10.3	1.2

Share-based compensation	$19.4	$3.4

Restricted share unit plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
RSUs (number of shares equivalent)	2021	2020
Outstanding, beginning of year	2,355,408	1,100,278
Granted	190,500	1,818,840
Vested	(1,344,672)	(510,738)
Forfeited	(33,885)	(52,972)

Outstanding, end of year	1,167,351	2,355,408

Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method
The fair value and weighted average assumptions of the RSUs granted during the year were as follows:

	Year ended December 31
	2021	2020
Average fair value of units granted (per unit)	$1.99	$0.55
Expected life of units (years)	1.0	3.0
Expected forfeiture rate	nil	0.6%

PSU Plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
PSUs (number of shares equivalent)	2021	2020
Outstanding, beginning of year	453,845	92,424
Granted	684,620	376,310
Vested	—	(10,716)
Forfeited	—	(4,173)

Outstanding, end of year	1,138,465	453,845

Non-Treasury Incentive Awards Plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
NTIP Restricted Awards	2021	2020
Outstanding, beginning of year	—	—
Granted	1,120,660	—
Forfeited	(26,860)	—

Outstanding, end of year	1,093,800	—

Deferred Share Units Plan
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
Deferred Share Units	2021	2020
Outstanding, beginning of year	2,087,580	847,100
Granted	239,754	1,297,669
Exercised	(308,835)	(57,189)

Outstanding, end of year	2,018,499	2,087,580